Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Opening Balance			£ 0	£ 0	£ 0
Initial recognition on issuance of warrants			4,439	0	0
Losses on warrant remeasurement	£ 12,648	£ 0	12,648	£ 0	0
Exercise of warrants			(14,483)		0
Closing Balance	£ 2,604		£ 2,604		£ 0